INTANGIBLE ASSETS (Details 2) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Customer relationships	$ 3,728,826	$ 3,728,826	$ 3,593,860
Less: accumulated amortization	(1,469,332)	(1,387,023)	(1,052,575)
Total customer relationships, net	2,259,494	2,341,803	2,541,285
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Customer relationships	777,375	777,375	700,252
Less: accumulated amortization	(391,442)	(369,471)	(282,304)
Total customer relationships, net	$ 385,933	$ 407,904	$ 417,948